FIRSTHAND ALTERNATIVE ENERGY FUND

Portfolio of Investments, March 31, 2022 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 88.0% ($14,752,447)
Advanced Materials — 3.6% ($607,539)
Corning, Inc.	16,460	$607,539
Agriculture — 0.0% ($0)
Growlife, Inc.*	1	0
Alternative Energy — 3.7% ($613,400)
Social Capital Hedosophia Holdings Corp. VI, Class A*	40,000	404,000
Spring Valley Acquisition Corp., Class A*	20,000	209,400
Automotive — 3.8% ($631,300)
Hyzon Motors, Inc.*	98,795	631,300
Biotech — 0.5% ($90,980)
Curaleaf Holdings, Inc.*	10,000	72,300
Jazz Pharmaceuticals PLC*	120	18,680
Defense & Aerospace — 11.3% ($1,888,670)
Astra Space, Inc.*	100,000	386,000
Kratos Defense & Security Solutions, Inc.*	30,000	614,400
Maxar Technologies, Inc.	20,000	789,200
Raytheon Technologies Corp.	1,000	99,070
Electrical Equipment — 1.3% ($226,380)
ABB, Ltd. - SP ADR	7,000	226,380
Energy Efficiency — 2.4% ($406,021)
Honeywell International, Inc.	580	112,857
Itron, Inc.*	5,565	293,164
Engineering Service — 3.9% ($658,050)
Quanta Services, Inc.	5,000	658,050
Industrials — 0.3% ($45,870)
Carrier Global Corp.	1,000	45,870
Intellectual Property — 0.0% ($54)
Silicon Genesis Corp., Common(1)*	181,407	54
Materials — 7.2% ($1,206,800)
Aspen Aerogels, Inc.*	35,000	1,206,800
Other Electronics — 2.2% ($363,410)
Intevac, Inc.*	5,800	31,030
Koninklijke Philips Electronics N.V.	10,887	332,380

FIRSTHAND ALTERNATIVE ENERGY FUND - continued

Portfolio of Investments, March 31, 2022 (unaudited)

	SHARES	MARKET VALUE
Renewable Energy — 33.4% ($5,600,324)
Amtech Systems, Inc.*	6,600	$66,396
Enphase Energy, Inc.*	5,000	1,008,900
First Solar, Inc.*	5,000	418,700
Iberdrola S.A.	24,832	272,506
Maxeon Solar Technologies, Ltd.*	2,491	36,070
Orion Energy Systems, Inc.*	14,000	39,200
Sharp Corp.	1,100	10,382
Siemens Gamesa Renewable Energy S.A.*	7,271	128,496
SolarEdge Technologies, Inc.*	7,000	2,256,590
SunPower Corp., Class B*	19,931	428,118
Sunrun, Inc.*	11,600	352,292
ULVAC, Inc.	2,700	139,724
Vestas Wind Systems A.S.	15,000	442,950
Semiconductors — 9.5% ($1,599,753)
ON Semiconductor Corp.*	5,000	313,050
Power Integrations, Inc.	1,598	148,103
Wolfspeed, Inc.*	10,000	1,138,600
Services — 4.6% ($771,600)
EVgo, Inc.*	60,000	771,600
Waste & Environment Service — 0.3% ($42,296)
Advanced Emissions Solutions, Inc.*	6,800	42,296

PREFERRED STOCKS — 0.0% ($242)
Intellectual Property — 0.0% ($242)
Silicon Genesis Corp., Series 1-C(1)*	152	4
Silicon Genesis Corp., Series 1-E(1)*	3,000	238

WARRANTS — 0.1% ($9,069)
Alternative Energy — 0.1% ($9,069)
Queen's Gambit Growth Capital *	13,333	9,069

INVESTMENT COMPANY — 12.0% ($2,010,561)
Fidelity Investments Money Market Fund - Treasury Portfolio(2)	2,010,561	2,010,561

Total Investments (Cost $11,377,240) — 100.1%		16,772,319
Liabilities in excess of other assets — (0.1)%		(17,774)
NET ASSETS - 100.0%		$16,754,545

*	Non-income producing security.
(1)	Restricted/illiquid security (0.00% of net assets).
(2)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

FIRSTHAND ALTERNATIVE ENERGY FUND - continued

Portfolio of Investments, March 31, 2022 (unaudited)

Securities Valuation—A Fund's portfolio of securities is valued as follows:

1.	Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.
2.	Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.
3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.
4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies' valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company's business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company's valuation, factors that are also considered, include a company's cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds' net assets as of March 31, 2022:

FIRSTHAND ALTERNATIVE ENERGY FUND - continued

Portfolio of Investments, March 31, 2022 (unaudited)

FUND	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT OBSERVABLE INPUTS
FIRSTHAND ALTERNATIVE ENERGY FUND
Common Stocks
Advanced Materials	$607,539	$—	$—
Agriculture	—	—	—
Alternative Energy	613,400	—	—
Automotive	631,300	—	—
Biotech	90,980	—	—
Defense & Aerospace	1,888,670	—	—
Electrical Equipment	226,380	—	—
Energy Efficiency	406,021	—	—
Engineering Service	658,050	—	—
Industrials	45,870	—	—
Intellectual Property	—	—	54
Materials	1,206,800	—	—
Other Electronics	363,410	—	—
Renewable Energy	5,600,324	—	—
Semiconductors	1,599,753	—	—
Services	771,600	—	—
Waste & Environment Service	42,296	—	—
Total Common Stocks	14,752,393	—	54
Preferred Stocks
Intellectual Property	—	—	242
Warrants
Alternative Energy	9,069	—	—
Investment Company	2,010,561	—	—
Total	$16,772,023	$—	$296

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

FIRSTHAND ALTERNATIVE ENERGY FUND - continued

Portfolio of Investments, March 31, 2022 (unaudited)

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/21	NET PURCHASES	NET SALES	NET REALIZED GAINS/ (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 03/31/22
Common Stocks
Intellectual Property	$54	$—	$—	$—	$—	$—	$54
Preferred Stocks	248	—	—	—	(6)	—	242
Total	$302	$—	$—	$—	$(6)	$—	$296

As of the period ended March 31, 2022, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuation is not presented.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.